Accounts Payable and Accrued Liabilities - Summary of Accounts Payable and Accrued Liabilities (Details) - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Trade payables	$ 22,035	$ 9,774
Accrued and other liabilities	46,175	38,379
Accounts payable and accrued liabilities	$ 68,210	$ 48,153